Other Receivables (Tables)	12 Months Ended
Jun. 30, 2022
Other Receivables Net [Abstract]
Schedule of other receivables
	June 30, 2022	June 30, 2021
Rent deposit	$-	$8,900
Receivable from sale of equipment	6,819,050	-
Other receivables	$6,819,050	$8,900